Cash and cash equivalents and Marketable securities	12 Months Ended
Dec. 31, 2017
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Cash and cash equivalents and Marketable securities
7.	Cash and cash equivalents and Marketable securities

Cash and cash equivalents

	12.31.2017	12.31.2016
Cash at bank and in hand	1,570	591
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	1,176	1,180
Other investment funds	17	131

	1,193	1,311
- Abroad
Time deposits	6,237	3,085
Automatic investing accounts and interest checking accounts	11,287	9,780
U.S. Treasury bills	—	5,217
Other financial investments	2,232	1,221

	19,756	19,303
Total short-term financial investments	20,949	20,614

Total cash and cash equivalents	22,519	21,205

The principal uses of funds in 2017 were for debt service obligations (US$ 43,076) including pre-payment of debts, and capital expenditures (US$ 13,639) and they were principally provided by operating activities (US$ 27,708), proceeds from financing (US$ 27,112) and disposal of assets (US$ 3,091).

Short-term financial investments in Brazil primarily consist of investments in funds holding Brazilian Federal Government Bonds and related repo investments that mature within three months as of the date of their acquisition. Short-term financial investments abroad comprise time deposits that mature in three months or less from the date of their acquisition, highly-liquid automatic investment accounts, interest checking accounts and other short-term fixed income instruments.

Marketable securities

	12.31.2017			12.31.2016
	In Brazil	Abroad	Total	In Brazil
Trading securities	1,067	—	1,067	784
Available-for-sale securities	153	609	762	—
Held-to-maturity securities	120	—	120	90

Total	1,340	609	1,949	874

Current	1,276	609	1,885	784
Non-current	64	—	64	90

Trading securities refer mainly to investments in Brazilian Federal Government Bonds. These financial investments have maturities of more than three months and are mostly classified as current assets due to their maturity or the expectation of their realization in the short term.

Available-for-sale securities in Brazil refer substantially to São Martinho’s common shares granted to the wholly-owned subsidiary Petrobras Biocombustível S.A.—PBIO (24 million shares) as consideration for PBIO’s shares in Nova Fronteira. For further information on this transaction see note 10.3. Available-for-sale securities abroad refer to UK government bonds amounting to GBP 475 million and maturing in March 2018.